Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables
Due from charterers	$ 5,070	$ 1,767
VAT receivable	48	26
Accrued income	4,010	1,646
Insurance claims	3,584	1,099
Other receivables	3,553	2,609
Total	$ 16,265	$ 7,147